Cover	Feb. 11, 2022
Cover [Abstract]
Entity Registrant Name	IGEN NETWORKS CORPORATION
Entity Central Index Key	0001393540
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 11, 2022
Entity File Number	333-141875
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	20-5879021
Entity Address Address Line 1	31772 Casino Drive
Entity Address Address Line 2	Suite C
Entity Address City Or Town	Lake Elsinore
Entity Address State Or Province	CA
Entity Address Postal Zip Code	92530
City Area Code	855
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	912-5378